Summary of Significant Accounting Policies (Details)					3 Months Ended		12 Months Ended
	Oct. 24, 2025 shares	May 12, 2025 shares	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Apr. 12, 2026 shares	Jun. 30, 2025 USD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Chief operating decision maker					Chief Executive Officer		Chief Executive Officer
CODM description					Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance.		Chief Executive Officer is its Chief Operating Decision Maker (the “CODM”). Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the CODM in deciding how to allocate resources to an individual segment and in assessing performance.
Number of operating segment					1		1
Number of reportable segment					1		1
Other receivables | $					$ 302,500		$ 302,500	$ 302,500
Depreciation expense | $					19,824	$ 22,366	190,305	224,616
Net unissued patents | $							1,155,195	1,110,815
Issued patents | $							836,428	862,014
Amortization expense | $					47,576	47,576	104,137	125,893
Future amortization expense | $					$ 105,000		$ 105,000
Common stock initially reserved for issuance (in Shares)					190,000		190,000
Stocks of common stock (in Shares)					190,000		190,000
Percentage of common stock outstanding					5.00%		5.00%
Gross deferred tax asset | $							$ 7,081,648	$ 4,082,846
Federal depository insurance coverage | $					$ 250,000		$ 250,000
Reverse stock split		-for-50
Common stock shares issued (in Shares)					7,745,683		7,465,283	2,633,956
Common stock outstanding (in Shares)					7,745,683		7,465,283	2,633,956
Converted share of common stock (in Shares)			2,707	2,707
Reclassification of common stock | $						$ 13,311
Paid cash | $					$ 38,887		$ 204,725	$ 3,353,732		$ 460
Granted shares (in Shares)					38,000
Cancelled shares (in Shares)					6,667
Issuance shares (in Shares)					483,575
Deferred Income Tax Charge [Member]
Summary of Significant Accounting Policies [Line Items]
Gross deferred tax asset | $							$ 400,000	$ 200,000
Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Patents useful life					20 years		20 years
Net unissued patents | $					$ 1,159,540		$ 1,155,196
Issued patents | $							$ 836,427
Global Graphene Group [Member]
Summary of Significant Accounting Policies [Line Items]
Transaction costs | $											$ 302,500
Reverse Stock Split [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)		50
Common stock outstanding (in Shares)		50
Converted share of common stock (in Shares)		1
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)					7,745,683		7,465,283	2,633,956
Common stock outstanding (in Shares)					7,745,683		7,465,283	2,633,956
Converted share of common stock (in Shares)	3,447,957
Common Stock [Member] | Equity Incentive Plan [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued (in Shares)									1,084,908